Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (17,701)	$ (6,644,370)	$ (1,324,400)	$ (1,998,055)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation		18,598		3,863
Issuance of common stock for services		1,171,750	490,000	540,065
Imputed interest expense	181	(6,473)	4,673	6,473
Options vested for stock based compensation		195,384	169,817	234,088
Warrants for service cancelled				(151,821)
(Increase) decrease in operating assets:
Rent deposit				(16,942)
Inventory		(21,581)
Prepaid expenses		(72,637)	(37,719)	(11,745)
Operating lease right of use asset		40,808		(174,241)
(Decrease) increase in operating liabilities:
Accounts payable		55,384		33,675
Operating lease right of use liabilities		(41,980)		185,405
Payroll tax liabilities		5,483	671	2,717
NET CASH USED IN OPERATING ACTIVITIES	(17,520)	(5,299,634)	(696,958)	(1,346,518)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(3,519)	(2,531)	(43,102)
NET CASH USED IN INVESTING ACTIVITIES		(3,519)	(2,531)	(43,102)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings on notes payable to related parties	39,270		75,000	75,000
Repayment on notes payable		(78,260)
Repayment of borrowings - related parties		(89,200)	(25,070)	(25,070)
Proceeds from exercise of warrants		1,024,500
Proceeds from sales of units for cash	800	5,000,000	1,500,500	2,000,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	40,070	5,857,040	1,550,430	2,049,930
NET INCREASE IN CASH AND CASH EQUIVALENTS	22,550	553,887	850,941	660,310
CASH AND CASH EQUIVALENTS:
Beginning of period		682,860	22,550	22,550
End of period	22,550	1,236,747	873,491	682,860
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Accounts payable for purchase of property and equipment				$ 78,260